Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Reduction Of Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0